Other capital reserve (Tables)	12 Months Ended
Mar. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of changes in other capital reserves

	Share-based payments	Equity Instruments	Warrant ( Refer Note 36 )	Total
April 1, 2020	665,696	341	23,258	689,295
Share-based payments expense during the year	79,721	-	-	79,721
Exercised during the year	(578,818)	-	-	(578,818)
Forfeited during the year	(2,622)	-	-	(2,622)
Expired during the year	(65,468)	-	-	(65,468)
March 31, 2021	98,510	341	23,258	122,109
Share-based payments expense during the year	209,557	-	-	209,557
Exercised during the year	(46,423)	-	-	(46,423)
Forfeited during the year	(440)	-	-	(440)
Expired during the year	(21,272)	-	-	(21,272)
March 31, 2022	239,932	341	23,258	263,531

Share Plan 2006 And India Share Plan 2006 [Member]
IfrsStatementLineItems [Line Items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2021		2022
	No. of shares	Weighted average EP per share	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	458,912	328.12	219,986	318.33
Granted during the year	-	-	-	-
Forfeited during the year	238,926	317.79	-	-
Expired during the year	-	-	15,762	351.37
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	219,986	318.33	204,224	329.23

Vested/exercisable	219,986	318.33	204,224	329.23

Stock Option 2016 And Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Summary of Inputs for Model Used

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2021		March 31, 2022
	No. of shares	Weighted average EP per share	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	235,247	640.98	681,227	293.23
Granted during the year	466,100	146.28	-	-
Forfeited during the year	6,420	731.40	115,257	154.20
Expired during the year	13,700	731.40	158,647	560.80
Number of options outstanding at the end of the year	681,227	293.23	407,323	246.66

Vested/exercisable	231,250	547.43	191,988	352.82

Summary of Inputs for Model Used

The following tables list the inputs to the model used for the years then ended:-

	March 31, 2021	March 31, 2022
Weighted average Fair value of ordinary share at the measurement date (USD)	1.96	-
Risk–free interest rate (%)	0.44%	-
Expected volatility (%)	74.58%	-
Expected life of share options	5.06	-
Dividend Yield	0.00%	-
Model used	Black-Scholes Valuation	-

Restricted Stock Unit And Performance Stock Units 2016 Plan [Member]
IfrsStatementLineItems [Line Items]
Summary of Inputs for Model Used

The following tables list the inputs to the model used for the years then ended

	31-Mar-21		31-Mar-22
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	0.77	0.77-1.15	2.12	2.12
Risk-free interest rate (%)	4.83%	3.63%-4.83%	0.61%	0.61%
Expected volatility (%)	54.92%	54.92%	56.27%	56.27%
Expected life	4 years	1 to 4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation

Summary of changes in RSUs outstanding

	March 31, 2021	March 31, 2022
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	271,780	1,222,271
Granted during the year	2,417,338	2,093,188
Forfeited during the year	-	-
Expired during the year	-	93,737
Vested/exercised during the year	1,466,847	459,213
Number of RSU/PSU’s outstanding at the end of the year	1,222,271	2,762,509
Vested/exercisable and not exercised	-	-